Net interest revenues - Geographical areas and product group (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net interest revenues
Administrative remuneration for concessionary loans	SEK 2	SEK 2	SEK 2
Total interest revenues	3,896	3,188	2,835
Negative effective interest rates on debt	0	0	0
Total interest expenses	(2,213)	(1,441)	(1,173)
Negative effective interest rates included in interest expense	(62)	(106)
Lending to Swedish exporters
Net interest revenues
Total interest revenues	1,398	1,500	1,517
Lending to exporters' customers
Net interest revenues
Total interest revenues	1,251	1,042	978
Remuneration from the S-system	123	114	120
Liquidity
Net interest revenues
Total interest revenues	1,247	646	340
Sweden
Net interest revenues
Total interest revenues	1,724	1,358	1,353
Europe except Sweden
Net interest revenues
Total interest revenues	723	681	511
Countries outside of Europe
Net interest revenues
Total interest revenues	SEK 1,449	SEK 1,149	SEK 971